Segment Reporting	9 Months Ended
Sep. 30, 2021
Segment Reporting [Abstract]
Segment Reporting
16. Segment Reporting
As of September 30, 2021, we operated in six reportable segments: healthcare properties, office properties, industrial properties, self-storage properties, multifamily properties and student housing properties. In September 2021, we invested in two self storage properties and a student housing property (see Note 3 — “Investments in Real Estate, net”). As such, self-storage and student housing were identified as segments during the third quarter of 2021. We allocate resources and evaluate results based on the performance of each segment individually. We believe that segment net operating income is the key performance metric that captures the unique operating characteristics of each segment. We define segment net operating income as real estate revenues and property operating expenses and the net of revenues and property operating expenses of unconsolidated entities that is allocable to the Company’s ownership interest.
The following table summarizes our total assets by segment:

$ in thousands	September 30, 2021	December 31, 2020
Healthcare	$81,001	$76,166
Office	38,302	35,788
Industrial	60,419	31,143
Self-Storage	59,235	—
Multifamily	86,863	13,118
Student Housing	79,060	—
Corporate and other	11,579	6,623

Total assets	$416,459	$162,838

The following table summarizes our financial results by segment for the three months ended September 30, 2021:

$ in thousands	Healthcare	Office	Industrial	Self-Storage	Multifamily	Student Housing	Corporate and Other	Total
Revenues:
Rental revenue	$—	$683	$612	$91	$1,239	$123	$—	$2,748
Other revenue	—	—	—	—	88	—	—	88

Total revenues	—	683	612	91	1,327	123	—	2,836

Expenses:
Rental property operating	—	113	129	—	381	—	—	623

Total expenses	—	113	129	—	381	—	—	623

Income from unconsolidated entities	4,745	—	—	—	510	—	—	5,255
Income from real estate-related securities	—	—	—	—	—	—	19	19

Segment net operating income	$4,745	$570	$483	$91	$1,456	$123	$19	$7,487

Depreciation and amortization	$(5,073)	$(298)	$(214)	$—	$(905)	$—	$—	$(6,490)

General and administrative								(893)
Interest expense								(730)
Performance participation allocation								(1,446)

Net loss attributable to Invesco Real Estate Income Trust Inc.								$(2,072)

Dividends to preferred stockholders								$(2)
Net income attributable to non-controlling interests in consolidated joint ventures								(4)

Net loss attributable to common stockholders								$(2,078)

The following table reconciles our segment income from unconsolidated entities to loss from unconsolidated entities, net on our condensed consolidated statement of operations for the three months ended September 30, 2021:

$ in thousands
Segment income from unconsolidated entities	$5,255
Depreciation and amortization attributable to unconsolidated entities	(5,073)

Income from unconsolidated entities	$182

The following table reconciles our segment depreciation and amortization to depreciation and amortization on our condensed consolidated statement of operations for the three months ended September 30, 2021:

$ in thousands
Segment depreciation and amortization	$(6,490)
Depreciation and amortization attributable to unconsolidated entities	5,073

Depreciation and amortization	$(1,417)

The following table summarizes our financial results by segment for the nine months ended September 30, 2021:

$ in thousands	Healthcare	Office	Industrial	Self- Storage	Multifamily	Student Housing	Corporate and Other	Total
Revenues:
Rental revenue	$—	$2,061	$1,744	$91	$3,296	$123	$—	$7,315
Other revenue	—	—	—	—	268	—	—	268

Total revenues	—	2,061	1,744	91	3,564	123	—	7,583

Expenses:
Rental property operating	—	330	411	—	993	—	—	1,734

Total expenses	—	330	411	—	993	—	—	1,734

Income from unconsolidated entities	15,288	—	—	—	1,428	—	—	16,716
Income from real estate-related securities	—	—	—	—	—	—	83	83

Segment net operating income	$15,288	$1,731	$1,333	$91	$3,999	$123	$83	$22,648

Depreciation and amortization	$(15,030)	$(893)	$(639)	$—	$(3,447)	$—	$—	$(20,009)

General and administrative								(3,033)
Interest expense								(1,813)
Performance participation allocation								(2,237)

Net loss attributable to Invesco Real Estate Income Trust Inc.								$(4,444)

Dividends to preferred stockholders								$(6)
Net income attributable to non-controlling interests in consolidated joint ventures								(4)

Net loss attributable to common stockholders								$(4,454)

The following table reconciles our segment income from unconsolidated entities to income from unconsolidated entities, net on our condensed consolidated statement of operations for the nine months ended September 30, 2021:

$ in thousands
Segment income from unconsolidated entities	$16,716
Depreciation and amortization attributable to unconsolidated entities	(15,030)

Income from unconsolidated entities	$1,686

The following table reconciles our segment depreciation and amortization to depreciation and amortization on our condensed consolidated statement of operations for the nine months ended September 30, 2021:

$ in thousands
Segment depreciation and amortization	$(20,009)
Depreciation and amortization attributable to unconsolidated entities	15,030

Depreciation and amortization	$(4,979)